CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
OTHER INCOME (LOSS)
Interest	$ 3	$ 12	$ 42	$ 170
Write-down of property, plant and equipment	0	0	0	(425,010)
Loss on settlement of debt	0	0	0	(161,292)
Loss on sale of equipment	0	0	(9,432)	0
Foreign currency gain (loss)	(1,665)	(3,979)	13,582	(11,033)
Net OTHER INCOME (LOSS)	(1,662)	(3,967)	4,192	(597,165)
EXPENSES
Corporate general and administrative	609,284	765,254	2,230,697	2,722,724
Exploration	58,747	333,152	180,809	778,269
Legal and accounting	22,656	313,614	151,102	562,982
Venezuelan operations	30,122	51,663	88,222	109,535
Arbitration (Note 4)	169,617	4,149,059	1,498,224	4,429,906
Equipment holding costs	171,195	212,617	561,503	660,873
Interest expense	2,517,763	1,962,812	7,040,466	5,091,634
Total EXPENSES	3,579,384	7,788,171	11,751,023	14,355,923
Net loss for the period	$ (3,581,046)	$ (7,792,138)	$ (11,746,831)	$ (14,953,088)
Net loss per share, basic and diluted	$ (0.05)	$ (0.10)	$ (0.15)	$ (0.20)
Weighted average common shares outstanding	76,129,267	76,070,283	76,095,043	76,056,420